Supplemental Oil and Gas Reserve Information (Unaudited) (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 USD_mmbtu USD_barrels	Dec. 31, 2010 USD_mmbtu bbl	Dec. 31, 2009 bbl
Supplemental Oil and Gas Reserve Information (Unaudited) (Textual)
Proved Developed and Undeveloped Reserves			0
Description of oil and gas reserves price	Based on the 12 month arithmetic average first of month price January through December 31
Natural gas price (per MMBtu)	3.96	4.39
Crude oil price (per barrel)	88.16	77.78
Crude Oil [Member]
Supplemental Oil and Gas Reserve Information (Unaudited) (Textual)
Estimated proved reserves of oil and natural gas	215,693	277,669
Percentage of reserves comprised on energy eqivalent basis	96.00%	93.00%
Purchase of reserves		643,955
Cost of crude oil		3,760,000
Proved Developed and Undeveloped Reserves	608,237	692,388
Natural Gas [Member]
Supplemental Oil and Gas Reserve Information (Unaudited) (Textual)
Estimated proved reserves of oil and natural gas	148,077	308,579
Percentage of reserves comprised on energy eqivalent basis	4.00%	7.00%
Purchase of reserves
Proved Developed and Undeveloped Reserves	148,077	308,579